Stockholders' Equity	9 Months Ended
Mar. 31, 2012
Stockholders' Equity
Stockholders' Equity

13. Stockholders' Equity

        Shares of common stock outstanding were as follows:

	June 30,
			March 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Beginning Balance	6,881	8,094	8,094
Shares issued for exercised options	—	—	—
Shares issued to related party for additional investment	1,212	—	1,317
Shares issued to related party for promissory note	—	—	—
Shares repurchased	—

Ending balance	8,094	8,094	9,411

        On August 18, 2010, Luis Rivera resigned from his positions as President and Chief Executive Officer of Lyris. We repurchased 11,333 shares of common stock from Mr. Rivera at a purchase price of $4.95 per share.

        On April 12, 2010, we entered into subscription agreements with each of (a) William T. Comfort, III, Chairman of our Board, and (b) Meudon Investments, a New York limited partnership whose general partner, James A. Urry, is another of our Board Members. Pursuant to the subscription agreements, Mr. Comfort purchased 808,081 shares of our common stock at a purchase price of $4.95 per share or $4.0 million in total and Meudon Investments purchased 404,040 shares of our common stock at a purchase price of $4.95 per share or $2.0 million in total. Upon closing the deal on April 26, 2010, we issued 1,212,121 shares of our common stock and received all of the total proceeds of $6.0 million. Transaction costs associated with the private placement were immaterial.

Treasury Stock

        Repurchased shares of our common stock are held as treasury shares and at cost until they are reissued. When we reissue treasury stock, if the proceeds from the sale are more than the average price we paid to acquire the shares, we record an increase in additional paid-in capital. Conversely, if the proceeds from the sale are less than the average price we paid to acquire the shares, we record a decrease in additional paid-in capital to the extent of increases previously recorded for similar transactions and a decrease in retained earnings for any remaining amount.